PROSPECTUS SUPPLEMENT

      ING USA ANNUITY AND LIFE INSURANCE COMPANY AND ITS SEPARATE ACCOUNT B

                                       AND

   RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK AND ITS SEPARATE ACCOUNT NY-B

  SUPPLEMENT DATED JANUARY 27, 2005 TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS

This supplement updates certain information contained in your current variable annuity prospectus. Please read it carefully and keep it with your product prospectus for future reference.

                          NOTICE OF FUND SUBSTITUTIONS

ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York (the "Company" or "Companies") and their Separate Account B and Separate Account NY-B, respectively (the "Separate Account" or "Separate Accounts"), have filed an application with the Securities and Exchange Commission to permit certain funds in which the sub-accounts of the Separate Accounts invest (the "Replaced Funds") to be replaced with certain other funds (the "Substitute Funds").

REASONS FOR THE SUBSTITUTION. The principal purposes of the substitutions are as follows:

o IMPLEMENT BUSINESS PLAN. The substitutions are part of an overall business plan to provide a more streamlined, standardized, simplified and consolidated current array of funds available through the Company's products.

o REDUCED COSTS AND GREATER INFLUENCE. Including too many different funds with different investment advisers within the Company's products makes those products more costly to administer. The Company believes that making available affiliated funds generally managed by expert third party asset managers will lead to increased efficiencies, greater influence over the administrative aspects of the funds and reduced costs.

o DUE DILIGENCE. The substitutions will allow the Company to respond to concerns that it has identified in its due diligence review of the funds available through the products, including concerns related to changes in fund managers, performance and well-publicized investigations, claims and regulatory actions and the corresponding negative publicity.

THE SUBSTITUTE FUNDS.

Each of the Substitute Funds is or will be a series of ING Investors Trust, ING Partners, Inc. or ING Variable Products Trust. The Board of ING Investors Trust has approved the creation of the ING Pioneer Mid Cap Value Portfolio and the ING Pioneer Fund Portfolio in order to implement the substitutions. Other changes to certain of the other Substitute Funds (such as reductions in fees and expenses) have also been approved by the applicable Substitute Fund Board in anticipation of the substitutions. These actions are necessary to meet the conditions of the substitutions and shall be effective prior to the effective date of the substitutions. The information about the Substitute Funds in this supplement reflects the actions as approved by the applicable Board of each of the Substitute Funds.

Not all of the Replaced Funds may be available through your variable annuity contract. Please refer to your prospectus for the list of Replaced Funds available to you.

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

The following funds are involved in the substitution:

------------------------------------------------------------- --------------------------------------------------------------
                       REPLACED FUND                                                 SUBSTITUTE FUND

------------------------------------------------------------- --------------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series II)                ING Evergreen Omega Portfolio (Class S)
------------------------------------------------------------- --------------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------------
AIM V.I. Core Equity Fund (Series II)                         ING Pioneer Fund Portfolio (Class S)
------------------------------------------------------------- --------------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series II)                      ING Legg Mason Value Portfolio (Class S)
------------------------------------------------------------- --------------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------------
Pioneer Fund VCT Portfolio (Class II)                         ING Pioneer Fund Portfolio (Class S)
------------------------------------------------------------- --------------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------------
Pioneer Mid-Cap Value VCT Portfolio (Class II)                ING Pioneer Mid Cap Value Portfolio (Class S).
------------------------------------------------------------- --------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THE PROPOSED SUBSTITUTIONS.

o Prior to the effective date of the substitutions you will receive another prospectus supplement which will indicate the effective date of the substitution and reiterate your rights related to the substitution. You will also receive a prospectus for each of the Substitute Funds.

o Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to a sub-account which invests in a Replaced Fund to any other sub-account or the fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

o On the effective date of the substitutions all amounts you have allocated to a sub-account which invests in a Replaced Fund will automatically be reallocated to the corresponding Substitute Fund. Thereafter, all future allocations directed to a sub-account which invested in a Replaced Fund will be automatically allocated to the corresponding Substitute Fund.

o You will not incur any fees or charges or any tax liability because of the substitutions, and your contract value immediately before the substitutions will equal your contract value immediately after the substitutions.

o The total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund. The fees and expenses of each Substitute Fund are more fully described below.

o The investment objective and policies of each Substitute Fund are substantially the same as the investment objective and policies of the corresponding Replaced Fund. The investment objective of each Substitute Fund is more fully described below.

SUBSTITUTE FUND FEES AND EXPENSES. The following table shows the investment advisory fees and other expenses charged annually by each of the Substitute Funds. The figures are a percentage of the average net assets of the fund as of the effective date of the substitution as approved by the applicable Boards of each of the Substitute Funds. See the prospectuses for the Substitute Funds for more information concerning these fees and expenses.

------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
                                                                                                   FEES AND
                                                        SERVICE                    TOTAL GROSS     EXPENSES       TOTAL NET
                                       MANAGEMENT       AND/OR         OTHER       ANNUAL FUND     WAIVED OR     ANNUAL FUND
             FUND NAME                    FEES       DISTRIBUTION     EXPENSES      EXPENSES      REIMBURSED       EXPENSES
                                                     (12B-1) FEES
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
ING Evergreen Omega Portfolio             0.60%          0.25%         0.01%          0.86%          0.00%          0.86%
(Class S)
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
ING Legg Mason Value Portfolio            0.81%          0.25%         0.01%          1.07%          0.00%          1.07%
(Class S)
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
ING Pioneer Fund Portfolio                0.75%          0.25%         0.01%          1.01%          0.01%          1.00%
(Class S) 1
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
ING Pioneer Mid Cap Value Portfolio       0.75%          0.25%         0.01%          1.01%          0.01%          1.00%
(Class S) 1
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------

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

1. Directed Services Inc., investment adviser to the ING Pioneer Mid Cap Value and ING Pioneer Fund Portfolios, has entered into an expense limitation waiver letter with the ING Pioneer Mid Cap Value and ING Pioneer Fund Portfolios under which it will limit expenses, excluding interest, taxes, brokerage and extraordinary expenses, for a period of two years following the receipt of substituted assets.

SUBSTITUTE FUND INVESTMENT ADVISER/SUB-ADVISER AND INVESTMENT OBJECTIVES. The following table lists the investment advisers and subadvisers and information regarding the investment objectives of the Substitute Funds. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund.

-------------------------------- ----------------------------------------- --------------------------------------------------
                                           INVESTMENT ADVISER/
           FUND NAME                            SUBADVISER                               INVESTMENT OBJECTIVE
-------------------------------- ----------------------------------------- --------------------------------------------------
-------------------------------- ----------------------------------------- --------------------------------------------------
ING EVERGREEN OMEGA PORTFOLIO    INVESTMENT ADVISER:  Directed Services,   Seeks long-term capital growth.
                                 Inc.

                                 SUBADVISER:  Evergreen Investment
                                 Management Co., Inc.

-------------------------------- ----------------------------------------- --------------------------------------------------
-------------------------------- ----------------------------------------- --------------------------------------------------
ING LEGG MASON VALUE PORTFOLIO   INVESTMENT ADVISER:  Directed Services,   Seeks long-term growth of capital.
                                 Inc.

                                 SUBADVISER:  Legg Mason Funds
                                 Management, Inc.

-------------------------------- ----------------------------------------- --------------------------------------------------
-------------------------------- ----------------------------------------- --------------------------------------------------
ING PIONEER MID CAP VALUE        INVESTMENT ADVISER:  Directed Services,   Seeks capital appreciation.
PORTFOLIO                        Inc

                                 SUBADVISER:  Pioneer Investment
                                 Management, Inc.

-------------------------------- ----------------------------------------- --------------------------------------------------
-------------------------------- ----------------------------------------- --------------------------------------------------
ING PIONEER FUND PORTFOLIO       INVESTMENT ADVISER: Directed Services,    Seeks reasonable income and capital growth.
                                 Inc.

                                 SUBADVISER:  Pioneer Investment
                                 Management, Inc.
-------------------------------- ----------------------------------------- --------------------------------------------------















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